Goodwill and Intangible Assets - Intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of detailed information about intangible assets [line items]
Opening balance	$ 129,690
Closing balance	124,590	$ 129,690
Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Opening balance	371,041	350,240
Additions	26,654	21,250
Disposals	(7,430)	(449)
Closing balance	390,265	371,041
Accumulated depreciation, amortization and impairment
Disclosure of detailed information about intangible assets [line items]
Opening balance	(241,351)	(199,265)
Amortization charge	(31,754)	(42,535)
Disposals	7,430	449
Closing balance	(265,675)	(241,351)
Patents, Trademarks and Other Rights
Disclosure of detailed information about intangible assets [line items]
Opening balance	4,590
Closing balance	5,266	4,590
Patents, Trademarks and Other Rights | Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Opening balance	27,795	27,295
Additions	1,800	500
Disposals	(220)	0
Closing balance	29,375	27,795
Patents, Trademarks and Other Rights | Accumulated depreciation, amortization and impairment
Disclosure of detailed information about intangible assets [line items]
Opening balance	(23,205)	(17,828)
Amortization charge	(1,124)	(5,377)
Disposals	220	0
Closing balance	(24,109)	(23,205)
Acquired developed technology
Disclosure of detailed information about intangible assets [line items]
Opening balance	67,598
Closing balance	68,912	67,598
Acquired developed technology | Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Opening balance	214,744	197,093
Additions	23,005	18,100
Disposals	(6,900)	(449)
Closing balance	230,849	214,744
Acquired developed technology | Accumulated depreciation, amortization and impairment
Disclosure of detailed information about intangible assets [line items]
Opening balance	(147,146)	(118,523)
Amortization charge	(21,691)	(29,072)
Disposals	6,900	449
Closing balance	(161,937)	(147,146)
Customer relationships
Disclosure of detailed information about intangible assets [line items]
Opening balance	57,502
Closing balance	50,412	57,502
Customer relationships | Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Opening balance	128,502	125,852
Additions	1,849	2,650
Disposals	(310)	0
Closing balance	130,041	128,502
Customer relationships | Accumulated depreciation, amortization and impairment
Disclosure of detailed information about intangible assets [line items]
Opening balance	(71,000)	(62,914)
Amortization charge	(8,939)	(8,086)
Disposals	310	0
Closing balance	$ (79,629)	$ (71,000)